Income taxes - Provision (benefit) for income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. Federal - Current	$ 291	$ (108)	$ 518
Non-U.S. - Current	247	156	138
U.S. State - Current	4	(2)	8
Total current income tax expense (benefit)	542	46	664
U.S. Federal - Deferred	17	65	20
Non-U.S. - Deferred	33	65	24
U.S. State - Deferred	0	0	11
Total deferred income tax expense (benefit)	50	130	55
Total U.S. Federal income taxes	308	(43)	538
Total Non-U.S. income taxes	280	221	162
Total U.S. State income taxes	4	(2)	19
Provision for income taxes	$ 592	$ 176	$ 719